5. INTANGIBLE ASSETS, NET	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Text Block]
4. Intangible Assets, net

Intangible assets consist of the following:

	December 31,	September 30,
	2011	2011
Purchased technology (Note 9)	$1,225,000	$-
Patents	177,042	166,128
Defensive patents	175,127	154,952
Licenses	-	28,237
Trademarks	6,292	6,292
	1,583,461	355,609
Accumulated amortization	(217,423)	(207,069)
	$1,366,038	$148,540

Purchased technology consists of patent applications and intellectual property acquired from a related party (see Note 9).

Aggregate amortization expense for the Company’s intangible assets was $10,354 and $10,161 during the three months ended December 31, 2011 and 2010, respectively. In addition to amortization, the Company wrote off $14,242 of impaired patent costs during the three months ended December 31, 2010.

As of December 31, 2011 estimated intangible assets amortization expense for each of the next five fiscal years and thereafter are as follows:

Estimated
Amortization
Fiscal Years Ending September 30,	Expense
2012 (9 months remaining)	$92,361
2013	112,928
2014	105,063
2015	98,100
2016	92,611
Thereafter	864,975

5. INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

At September 30,	2011	2010
Patents	$166,128	$121,285
Defensive patents	154,952	222,017
Licenses	28,237	6,486
Trademarks	6,292	6,292
	355,609	356,080
Accumulated amortization	(207,069)	(180,354)
	$148,540	$175,726

Aggregate amortization expense for the Company’s intangible assets was $39,557 and $71,762 during the years ended September 30, 2011 and 2010, respectively. In addition to amortization, the Company wrote off $28,616 and $325,818 of impaired patent costs during the years ended September 30, 2011 and 2010, respectively.

The following table shows the estimated amortization expense for intangible assets for each of the five succeeding fiscal years and thereafter:

Estimated Amortization Expense Years Ending September 30,
2012	$39,595
2013	$31,325
2014	$24,725
2015	$15,310
2016	$9,327
Thereafter	$28,258